Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 11.9	$ 11.7	$ 9.6